Note 12 - Stock-Based Compensation (Details) - Stock Option Activity (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Note 12 - Stock-Based Compensation (Details) - Stock Option Activity [Line Items]
Shares (in Shares)	12,182,855	12,173,255
Weighted Average Exercise Price (in Dollars per share)	$ 3.83	$ 3.83
Aggregate Intrinsic Value (in Dollars)	$ 139	$ 530
Exercisable—End of Year	9,090,608
Exercisable—End of Year	$ 4.70
Exercisable—End of Year	95
Granted	120,000	2,637,400		2,025,750
Granted	$ 1.09	$ 1.40		$ 1.65
Employee Stock Option [Member]
Note 12 - Stock-Based Compensation (Details) - Stock Option Activity [Line Items]
Exercisable—End of Year		8,450,046		7,359,330
Exercisable—End of Year		$ 4.93		$ 6.30
Exercisable—End of Year		352		576
Granted		2,637,400		2,025,750
Granted		$ 1.40		$ 1.65
Exercised		(100,000)
Exercised		$ 0.97
Cancelled		(1,191,310)		(25,085)
Cancelled		$ 1.61		$ 1.45
Employee Stock Option [Member] | Beginning of Year [Member]
Note 12 - Stock-Based Compensation (Details) - Stock Option Activity [Line Items]
Shares (in Shares)		10,827,165		8,826,500
Weighted Average Exercise Price (in Dollars per share)		$ 4.71		$ 5.41
Aggregate Intrinsic Value (in Dollars)		1,571
Employee Stock Option [Member] | End of Year [Member]
Note 12 - Stock-Based Compensation (Details) - Stock Option Activity [Line Items]
Shares (in Shares)		12,173,255		10,827,165
Weighted Average Exercise Price (in Dollars per share)		$ 3.83		$ 4.71
Aggregate Intrinsic Value (in Dollars)		$ 530	[1]	$ 1,571	[1]

[1]	The Aggregate Intrinsic Value was calculated using the December 31, 2013 and 2012 closing stock price of $1.16 and $1.62, respectively.